Shareholders' Equity - Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 87,459	$ 82,732	$ 76,302
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	2,741	2,153	1,585
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	16,233	12,718	11,544
Selling and Marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	18,278	19,168	16,351
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 50,207	$ 48,693	$ 46,822